Staff expenses - Summary of changes in share awards (Details) - Share awards	12 Months Ended
	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Opening balance (in shares) | shares	3,897,800	3,699,555	3,674,672
Share awards granted (in shares) | shares	4,429,394	3,469,747	3,107,083
Share awards, Vested (in shares) | shares	(3,343,429)	(3,113,115)	(2,962,698)
Share awards, Forfeited (in shares) | shares	(128,223)	(158,387)	(119,502)
Options outstanding, Closing balance (in shares) | shares	4,855,542	3,897,800	3,699,555
Weighted average grant date fair value, Opening balance (in eur per share) | € / shares	€ 8.81	€ 7.97	€ 7.60
Weighted average grant date fair values, Granted (in eur per share) | € / shares	13.75	9.71	8.99
Weighted average grant date fair value, Vested (in eur per share) | € / shares	12.29	8.83	8.60
Weighted average grant date fair value, Forfeited (in eur per share) | € / shares	10.73	8.54	7.63
Weighted average grant date fair value, Closing balance (in eur per share) | € / shares	€ 10.88	€ 8.81	€ 7.97